OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING INCOME
Leases and related services	$ 441,935	$ 431,320	$ 902,031	$ 849,020
Net foreign exchange and Derivatives Foreign exchange contracts	143,537	452,635	163,051	736,434
Investment property valuation	44,001	36,998	51,820	122,485
Insurance	11,125	27,819	37,987	54,636
Gains on sale of assets	15,090	43,497	32,995	91,060
Other reversals	7,304	4,209	26,168	13,881
Logistics services	11,245	44,878	23,160	88,405
Penalties for failure to contracts	2,304	4,641	4,986	7,931
Others	64,543	73,728	128,215	145,753
Total Other operating income	$ 741,084	$ 1,119,725	$ 1,370,413	$ 2,109,605